Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,613,221.10

Principal:
Principal Collections	$13,170,458.27
Prepayments in Full	$7,479,568.13
Liquidation Proceeds	$464,080.64
Recoveries	$60,005.00
Sub Total	$21,174,112.04
Collections	$22,787,333.14

Purchase Amounts:
Purchase Amounts Related to Principal	$532,544.61
Purchase Amounts Related to Interest	$2,160.82
Sub Total	$534,705.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,322,038.57

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,322,038.57
Servicing Fee	$366,801.25	$366,801.25	$0.00	$0.00	$22,955,237.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,955,237.32
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,955,237.32
Interest - Class A-3 Notes	$108,478.79	$108,478.79	$0.00	$0.00	$22,846,758.53
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$22,582,772.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,582,772.28
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$22,516,449.61
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,516,449.61
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$22,467,783.11
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,467,783.11
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$22,408,157.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,408,157.36
Regular Principal Payment	$19,978,266.41	$19,978,266.41	$0.00	$0.00	$2,429,890.95
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,429,890.95
Residuel Released to Depositor	$0.00	$2,429,890.95	$0.00	$0.00	$0.00
Total		$23,322,038.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,978,266.41
Total					$19,978,266.41
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,978,266.41	$59.58	$108,478.79	$0.32	$20,086,745.20	$59.90
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$19,978,266.41	$17.57	$547,079.96	$0.48	$20,525,346.37	$18.05

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$134,200,564.97	0.4002403	$114,222,298.56	0.3406570
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$404,210,564.97	0.3554718	$384,232,298.56	0.3379025

Pool Information
Weighted Average APR	4.498%	4.506%
Weighted Average Remaining Term	36.03	35.21
Number of Receivables Outstanding	30,057	29,336
Pool Balance	$440,161,499.07	$418,244,676.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$404,210,564.97	$384,232,298.56
Pool Factor	0.3610627	0.3430844

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$34,012,377.99
Targeted Overcollateralization Amount	$34,012,377.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,012,377.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	26

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		81	$270,170.87
(Recoveries)		99	$60,005.00
Net Losses for Current Collection Period			$210,165.87
Cumulative Net Losses Last Collection Period			$6,172,960.61
Cumulative Net Losses for all Collection Periods			$6,383,126.48

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.57%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.94%	480	$8,112,461.73
61-90 Days Delinquent	0.23%	54	$964,574.69
91-120 Days Delinquent	0.07%	14	$274,156.54
Over 120 Days Delinquent	0.24%	50	$992,345.82
Total Delinquent Receivables	2.47%	598	$10,343,538.78

Repossession Inventory:
Repossessed in the Current Collection Period		29	$481,466.37
Total Repossessed Inventory		39	$804,102.89

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.9470%
Preceding Collection Period			0.5625%
Current Collection Period			0.5876%
Three Month Average			0.6990%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4898%
Preceding Collection Period			0.4225%
Current Collection Period			0.4022%
Three Month Average			0.4382%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer